Revaluation loss (gain) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revaluation loss (gain) [Abstract]
Change in fair value due to revaluation of derivative financial asset	$ 0	$ 0	$ 7,866
Change in fair value due to revaluation of derivative financial liabilities	(35)	(379)	(12,558)
Realized loss on investment portfolio and marketable securities	20	340	0
Unrealized (gain) loss on investment portfolio and marketable securities	(209)	(9,659)	7,951
Unrealized loss on digital assets	0	0	625
Loss (gain) on modification of debentures	(364)	32	(1,114)
Realized foreign exchange (gain) loss	34	46	0
Unrealized foreign exchange gain	(768)	(8)	(395)
Total	$ (1,322)	$ (9,628)	$ 2,375